Schedule of Expenses (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Expenses
Depreciation	$ 255,811	$ 211,443	$ 456,904	$ 346,828
Superannuation	554	610	1,151	2,291
Corporate and consultants	256,609	519,748	739,380	907,623
Finance charges	348,433	49,330	359,031	142,065
Amortisation of financial liability	(55,192)	151,229
Finance costs expensed	$ 293,241	$ 200,559	$ 1,556,466	$ 1,398,807